Summary Of Significant Accounting Policies (Schedule Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Net income	$ 137,742	$ 111,722	$ 51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)
Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259
Comprehensive income attributable to Watsco, Inc.	90,691	80,988	43,618
Changes in unrealized losses on derivative instruments, income tax expense	146	117	205
Changes in unrealized losses on available-for-sale securities, income tax expense (benefit)	$ 3	$ 19	$ (29)